UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $70,011 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRIGHAM EXPLORATION CO         COM              109178103     4249   700000 SH       SOLE                   700000
CONCHO RES INC                 COM              20605P101     7538   294000 SH       SOLE                   294000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     3492    30000 SH       SOLE                    30000
EL PASO CORP                   COM              28336L109     6656   400000 SH       SOLE                   400000
ENCORE ACQUISITION CO          COM              29255W100     7653   190000 SH       SOLE                   190000
GOODRICH CORP                  COM              382388106     7520   250000 SH       SOLE                   250000
PETROHAWK ENERGY CORP          COM              716495106     8068   400000 SH       SOLE                   400000
RANGE RES CORP                 COM              75281A109     5711    90000 SH       SOLE                    90000
ROSETTA RESOURCES INC          COM              777779307     6491   330000 SH       SOLE                   330000
ROSETTA RESOURCES INC          COM              777779307      492    25000 SH       SOLE                    25000
ROWAN COS INC                  COM              779382100     6177   150000 SH       SOLE                   150000
VAALCO ENERGY INC              COM NEW          91851C201     5964  1200000 SH       SOLE                  1200000